UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)

Semi-Annual Report

April 30, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.9%
Materials — 0.9%
Kingsgate Consolidated * (A)	5,602,191	$5,929,592
Silver Mines * (A)	33,695,829	3,610,267

TOTAL AUSTRALIA		9,539,859
BOSNIA AND HERZEGOVINA — 1.9%
Materials — 1.9%
Adriatic Metals, Cl CDI * (A)	6,485,185	19,202,886

BRAZIL — 22.8%
Materials — 22.8%
Wheaton Precious Metals	4,517,452	235,539,947

CANADA — 44.1%
Materials — 44.1%
AbraSilver Resource * (A)	11,743,025	3,846,389
Aya Gold & Silver *	2,650,722	25,545,408
Discovery Silver * (A)	7,416,629	4,642,647
Dolly Varden Silver * (A)	3,354,299	2,221,794
Endeavour Silver *	5,007,655	13,170,133
First Majestic Silver	7,021,761	46,919,071
Fortuna Silver Mines *	7,591,871	34,537,390
GoGold Resources *	7,479,270	7,512,751
Guanajuato Silver *	8,221,899	1,077,222
MAG Silver *	2,318,267	28,568,083
McEwen Mining * (A)	974,286	11,165,318
New Pacific Metals * (A)	2,264,456	4,532,703
Pan American Silver	7,622,558	140,559,969
Prime Mining * (A)	2,710,370	4,241,581
Silvercorp Metals	4,229,126	13,452,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SilverCrest Metals *	3,526,655	$28,929,943
SSR Mining	5,027,647	26,948,188
Triple Flag Precious Metals	3,162,332	51,100,026
Vizsla Silver *	4,622,682	5,989,281

TOTAL CANADA		454,960,079
MEXICO — 7.0%
Materials — 7.0%
Fresnillo	4,461,812	31,174,525
Industrias Penoles *	2,791,342	40,728,675

TOTAL MEXICO		71,903,200
PERU — 8.9%
Materials — 8.9%
Cia de Minas Buenaventura SAA ADR	4,460,085	77,159,471
Hochschild Mining *	7,626,102	14,877,311

TOTAL PERU		92,036,782
SOUTH KOREA — 4.7%
Materials — 4.7%
Korea Zinc	144,323	48,400,051

UNITED STATES — 9.7%
Materials — 9.7%
Coeur Mining *	9,507,275	42,972,883
Gatos Silver *	1,142,841	10,936,988
Gold Resource *	2,138,659	983,783
Hecla Mining	9,285,988	43,922,723
Hycroft Mining Holding *	400,486	1,325,609

TOTAL UNITED STATES		100,141,986
TOTAL COMMON STOCK (Cost $1,075,171,154)		1,031,724,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.4%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $951,841 (collateralized by various U.S. Government Obligations, ranging in par value $608 - $771,030, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $970,734)	$951,700	$951,700
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $951,841 (collateralized by various U.S. Government Obligations, ranging in par value $19,046 - $477,800, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $970,734)	951,700	951,700
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $243,024 (collateralized by various U.S. Government Obligations, ranging in par value $148 - $50,861, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $247,848)	242,988	242,988
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $951,840 (collateralized by various U.S. Government Obligations, ranging in par value $406 - $191,307, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $971,092)	951,700	951,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $951,841 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $905 - $2,025,998, 0.000% - 5.500%, 05/09/2024 - 02/15/2054, with a total market value of $970,734)	$951,700	$951,700
TOTAL REPURCHASE AGREEMENTS (Cost $4,049,788)		4,049,788
TOTAL INVESTMENTS — 100.4% (Cost $1,079,220,942)		$1,035,774,578

Percentages are based on Net Assets of $1,031,477,034.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $4,141,991.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $4,049,788. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $806,364.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,031,724,790	$—	$—	$1,031,724,790
Repurchase Agreements	—	4,049,788	—	4,049,788
Total Investments in Securities	$1,031,724,790	$4,049,788	$—	$1,035,774,578

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.7%
Materials — 13.7%
29Metals * (A)	10,291,495	$3,374,809
BHP Group	3,554,534	99,319,220
Develop Global * (A)	3,300,063	5,250,100
Glencore	17,624,471	103,213,817
Sandfire Resources *	12,382,093	76,785,057
SolGold * (A)	39,238,460	4,520,164
WA1 Resources *	1,001,820	11,228,190

TOTAL AUSTRALIA		303,691,357
BRAZIL — 2.3%
Materials — 2.3%
ERO Copper * (A)	2,535,349	51,801,322

CANADA — 22.8%
Materials — 22.8%
Altius Minerals	1,056,862	16,739,322
Capstone Copper *	12,906,114	89,525,979
Filo *	2,150,323	38,612,999
Foran Mining *	6,017,830	18,484,727
HudBay Minerals	9,718,792	81,989,154
Ivanhoe Mines, Cl A * (A)	7,485,584	101,671,214
NGEx Minerals *	3,408,087	24,087,437
Solaris Resources *	1,977,025	7,339,104
Taseko Mines *	7,817,936	19,232,122
Teck Resources, Cl B	2,173,138	107,071,158

TOTAL CANADA		504,753,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 9.5%
Materials — 9.5%
Antofagasta	3,724,489	$103,065,508
Lundin Mining	9,298,848	106,400,183

TOTAL CHILE		209,465,691
CHINA — 13.0%
Materials — 13.0%
China Gold International Resources *	6,594,100	38,656,406
China Nonferrous Mining	31,569,400	28,860,176
Jiangxi Copper, Cl H	29,958,301	61,669,392
Jinchuan Group International Resources (A)	135,604,900	13,350,352
MMG * (A)	77,799,500	35,611,186
Wanguo International Mining Group	6,364,690	6,583,433
Zijin Mining Group, Cl H	46,261,935	102,328,476

TOTAL CHINA		287,059,421
CYPRUS — 0.7%
Materials — 0.7%
Atalaya Mining	2,642,340	14,706,687

GERMANY — 3.0%
Materials — 3.0%
Aurubis	837,886	67,372,761

JAPAN — 8.0%
Materials — 8.0%
Mitsubishi Materials	3,415,305	67,127,623
Nittetsu Mining	247,399	7,837,092
Sumitomo Metal Mining	3,036,401	102,535,093

TOTAL JAPAN		177,499,808
JERSEY — 0.8%
Materials — 0.8%
Metals Acquisition, Cl A *	1,230,625	16,514,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.7%
Materials — 4.7%
Southern Copper	899,627	$104,959,482

POLAND — 4.8%
Materials — 4.8%
KGHM Polska Miedz	3,048,331	105,960,447

SAUDI ARABIA — 1.0%
Materials — 1.0%
Al Masane Al Kobra Mining	1,428,450	22,661,114

SWEDEN — 5.0%
Materials — 5.0%
Boliden (A)	3,285,174	110,175,252

UNITED KINGDOM — 0.6%
Materials — 0.6%
Central Asia Metals	4,903,873	12,925,451

UNITED STATES — 4.7%
Materials — 4.7%
Freeport-McMoRan	2,070,915	103,421,495

ZAMBIA — 5.3%
Materials — 5.3%
First Quantum Minerals	9,146,606	116,375,640

TOTAL COMMON STOCK (Cost $2,002,882,649)		2,209,344,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 4.7%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $24,575,329 (collateralized by various U.S. Government Obligations, ranging in par value $15,687 - $19,907,035, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $25,063,132)	$24,571,698	$24,571,698
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $24,575,329 (collateralized by various U.S. Government Obligations, ranging in par value $491,734 - $12,336,206, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $25,063,139)	24,571,698	24,571,698
Daiwa Capital Markets America 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $6,274,559 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $494 - $1,566,068, 0.000% - 6.500%, 05/07/2024 - 05/01/2054, with a total market value of $6,399,100)	6,273,627	6,273,627
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $24,575,322 (collateralized by various U.S. Government Obligations, ranging in par value $14,957 - $5,143,234, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $25,063,132)	24,571,698	24,571,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $24,575,322 (collateralized by various U.S. Government Obligations, ranging in par value $10,489 - $4,939,295, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $25,072,387)	$24,571,698	$24,571,698
TOTAL REPURCHASE AGREEMENTS (Cost $104,560,419)		104,560,419
TOTAL INVESTMENTS — 104.6% (Cost $2,107,443,068)		$2,313,904,550

Percentages are based on Net Assets of $2,211,560,519.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $56,795,008.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $104,560,419. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $325,148.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,209,344,131	$—	$—	$2,209,344,131
Repurchase Agreements	—	104,560,419	—	104,560,419
Total Investments in Securities	$2,209,344,131	$104,560,419	$—	$2,313,904,550

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 32.3%
Materials — 32.3%
Bellevue Gold *	782,482	$906,968
Capricorn Metals *	214,458	697,685
De Grey Mining *	1,043,081	890,683
Emerald Resources NL *	344,996	793,043
Firefinch *(A) (B)	825,148	37,667
Genesis Minerals *	662,002	756,574
Gold Road Resources	709,259	755,315
OceanaGold	489,585	1,061,952
Perseus Mining	947,944	1,421,916
Ramelius Resources	766,406	1,040,122
Red 5 *	1,912,976	558,987
Regis Resources *	522,272	752,886
Resolute Mining *	1,529,859	424,685
Silver Lake Resources *	635,320	602,316
Tietto Minerals *	498,097	218,322
West African Resources *	645,619	561,772
Westgold Resources	316,991	463,136

TOTAL AUSTRALIA		11,944,029
CANADA — 41.5%
Materials — 41.5%
Alamos Gold, Cl A	100,048	1,474,668
Artemis Gold *	91,326	596,276
Calibre Mining *	405,923	573,200
Centerra Gold	148,146	903,638
Dundee Precious Metals	125,890	954,816
Endeavour Silver * (B)	137,756	362,978
Equinox Gold *	206,038	1,117,286
Fortuna Silver Mines *	210,549	957,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
K92 Mining *	154,341	$822,343
Karora Resources *	119,338	465,591
Lundin Gold	66,983	912,219
McEwen Mining *	27,057	310,073
New Gold *	449,259	778,277
Novagold Resources * (B)	158,896	460,798
Orla Mining *	138,498	539,334
Osisko Mining *	252,592	558,925
Seabridge Gold *	48,119	721,785
Skeena Resources *	51,116	241,842
SSR Mining	139,567	749,721
Torex Gold Resources *	59,476	839,855
Victoria Gold *	44,604	224,343
Wesdome Gold Mines *	103,021	772,367

TOTAL CANADA		15,338,177
EGYPT — 3.3%
Materials — 3.3%
Centamin	803,434	1,219,290

INDONESIA — 6.7%
Materials — 6.7%
Aneka Tambang	5,838,234	588,850
Bumi Resources Minerals *	51,314,500	482,849
Merdeka Copper Gold *	8,756,053	1,416,262

TOTAL INDONESIA		2,487,961
PERU — 1.1%
Materials — 1.1%
Hochschild Mining *	211,746	413,083

TURKEY — 5.1%
Materials — 5.1%
Eldorado Gold *	98,894	1,412,309
Koza Altin Isletmeleri	658,095	472,790

TOTAL TURKEY		1,885,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.7%
Materials — 1.7%
Greatland Gold *	3,106,398	$235,324
Pan African Resources	1,312,864	397,823

TOTAL UNITED KINGDOM		633,147
UNITED STATES — 8.3%
Materials — 8.3%
Argonaut Gold *	627,804	191,926
Coeur Mining *	263,896	1,192,810
Hecla Mining	353,902	1,673,956

TOTAL UNITED STATES		3,058,692
TOTAL COMMON STOCK (Cost $39,128,517)		36,979,478

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#(A) Expires (Cost –)	46,614	—

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.4%
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $4,983 - $125,010, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $253,980)	$249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $8,113 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $2,025, 0.000% - 6.500%, 05/07/2024 - 05/01/2054, with a total market value of $8,274)	$8,112	$8,112
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $152 - $52,120, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $253,980)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS (Cost $506,112)		506,112
TOTAL INVESTMENTS — 101.4% (Cost $39,634,629)		$37,485,590

Percentages are based on Net Assets of $36,978,722.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $232,333.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $506,112. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities
Common Stock	$36,941,811	$—	$37,667		$36,979,478
Rights	—	—	—	^	—
Repurchase Agreements	—	506,112	—		506,112
Total Investments in Securities	$36,941,811	$506,112	$37,667		$37,485,590

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 91.0%
AUSTRALIA — 15.3%
Energy — 12.0%
Alligator Energy *(A) (B)	231,207,082	$9,008,068
Aura Energy *	30,697,276	3,587,993
Bannerman Energy *(A) (B)	8,672,593	21,399,905
Berkeley Energia *(A) (B)	26,349,426	6,071,556
Boss Energy *(A)	25,674,224	82,357,576
Deep Yellow *(A)	47,318,421	44,706,690
Elevate Uranium *(A) (B)	17,433,993	5,490,576
Lotus Resources *(A) (B)	94,931,326	27,123,236
Paladin Energy *(A)	19,007,805	172,427,943
Peninsula Energy *	78,045,988	5,574,713
		377,748,256
Industrials — 1.2%
Silex Systems *(A)	11,830,080	39,177,538

Materials — 2.1%
Anson Resources *(A) (B)	62,343,523	4,250,695
BHP Group	2,154,267	60,193,577
		64,444,272
TOTAL AUSTRALIA		481,370,066
CANADA — 39.3%
Energy — 36.9%
Cameco	15,419,198	704,938,550
CanAlaska Uranium * (B)	9,187,912	3,945,750

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Denison Mines * (B)	58,318,409	$116,309,961
Encore Energy * (B)	10,470,527	48,014,208
F3 Uranium *	25,855,281	7,904,224
Fission Uranium * (B)	43,022,053	33,820,153
Forsys Metals *	8,582,973	5,622,648
GoviEx Uranium, Cl A * (B)	45,702,183	2,827,591
IsoEnergy, Cl Common Subs. Receipt * (B)	7,159,070	20,062,175
Laramide Resources * (B)	14,533,870	7,616,833
Mega Uranium *	20,864,299	6,074,695
NexGen Energy *	24,353,738	185,775,139
Skyharbour Resources * (B)	10,807,361	3,539,915
Uranium Royalty * (B)	6,075,846	14,240,437
		1,160,692,279
Industrials — 1.6%
Aecon Group	3,987,115	49,075,310

Materials — 0.8%
American Lithium * (B)	13,542,740	8,181,733
Global Atomic * (B)	11,826,805	17,991,792
		26,173,525
TOTAL CANADA		1,235,941,114
CHINA — 1.1%
Energy — 1.1%
CGN Mining * (B)	138,554,900	36,316,364

JAPAN — 5.1%
Industrials — 5.1%
ITOCHU	1,472,350	66,766,368
Mitsubishi Heavy Industries	10,416,100	93,825,322

TOTAL JAPAN		160,591,690
KAZAKHSTAN — 4.4%
Energy — 4.4%
NAC Kazatomprom JSC GDR	3,402,693	137,298,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 2.2%
Materials — 2.2%
Sibanye Stillwater	58,982,262	$68,170,933

SOUTH KOREA — 11.2%
Industrials — 11.2%
Daewoo Engineering & Construction *	11,486,583	31,872,546
Doosan Enerbility *	6,046,610	73,499,058
GS Engineering & Construction *(A)	4,024,703	47,990,091
Hyundai Engineering & Construction	2,685,304	68,876,367
KEPCO Engineering & Construction	1,030,144	48,969,294
Samsung C&T	753,127	81,791,739

TOTAL SOUTH KOREA		352,999,095
UNITED KINGDOM — 3.6%
Industrials — 3.6%
Yellow Cake *(A)	13,897,659	112,068,072

UNITED STATES — 8.8%
Energy — 8.1%
Centrus Energy, Cl A *(A)	860,802	36,954,230
Energy Fuels *(A) (B)	10,245,703	53,173,099
Uranium Energy *(A)	20,267,942	136,808,608
Ur-Energy *(A) (B)	16,518,564	27,586,002
		254,521,939
Industrials — 0.7%
NuScale Power * (B)	3,851,350	22,337,830

TOTAL UNITED STATES		276,859,769
TOTAL COMMON STOCK (Cost $2,391,023,904)		2,861,615,766

EXCHANGE TRADED FUND — 8.9%
Sprott Physical Uranium Trust * (B)	13,041,197	278,982,989

TOTAL EXCHANGE TRADED FUND (Cost $178,671,190)		278,982,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $11,864,024)	11,864,024	$11,864,024

	Face Amount
REPURCHASE AGREEMENT(D) — 2.0%
BNP Paribas 5.270%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $62,956,626 (collateralized by U.S. Treasury Obligations, ranging in par value $4,304,777 - $10,319,248, 2.875%, 05/15/2032, with a total market value of $64,232,107) (Cost $62,947,411)	$62,947,411	62,947,411
TOTAL INVESTMENTS — 102.3% (Cost $2,644,506,529)		$3,215,410,190

Percentages are based on Net Assets of $3,144,364,544.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $67,768,013.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $74,811,435. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,861,615,766	$—	$—	$2,861,615,766
Exchange Traded Fund	278,982,989	—	—	278,982,989
Short-Term Investment	11,864,024	—	—	11,864,024
Repurchase Agreement	—	62,947,411	—	62,947,411
Total Investments in Securities	$3,152,462,779	$62,947,411	$—	$3,215,410,190

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2024	Income	Capital Gains
Alligator Energy

$5,212,146	$3,472,131	$(488,560)	$950,838	$(138,487)	$9,008,068	$—	$—
Anson Resources

5,672,343	1,355,652	(651,000)	(892,675)	(1,233,625)	4,250,695	—	—
Bannerman Energy

12,949,123	5,567,490	(3,965,480)	6,679,403	169,369	21,399,905	—	—
Berkeley Energia

4,696,275	1,507,756	(586,522)	747,975	(293,928)	6,071,556	—	—
Boss Energy

49,117,727	31,140,780	(4,237,973)	5,231,008	1,106,034	82,357,576	—	—
Centrus Energy, Cl A

36,093,491	10,801,372	(2,786,952)	(7,617,612)	463,931	36,954,230	—	—
Deep Yellow

28,477,684	13,006,418	(2,325,032)	5,236,508	311,112	44,706,690	—	—
Elevate Uranium

2,899,999	2,142,273	(139,204)	555,833	31,675	5,490,576	—	—
Energy Fuels

68,385,258	20,032,805	(8,587,409)	(25,415,348)	(1,242,207)	53,173,099	—	—
GS Engineering & Construction

29,779,856	13,705,213	(2,711,566)	12,774,507	(5,557,919)	47,990,091	—	—
Lotus Resources

8,037,426	10,675,927	(1,010,021)	9,445,111	(25,207)	27,123,236	—	—
Paladin Energy

90,077,920	154,648,611	(120,048,247)	46,581,719	1,167,940	172,427,943	—	—
Silex Systems

19,397,454	10,000,612	(2,859,961)	12,529,511	109,922	39,177,538	—	—
Uranium Energy

122,202,117	44,009,228	(47,830,069)	(3,554,540)	21,981,872	136,808,608	—	—
Ur-Energy

22,951,661	7,859,434	(3,733,197)	375,801	132,303	27,586,002	—	—
Yellow Cake

73,071,357	31,434,968	(6,508,298)	12,407,445	1,662,600	112,068,072	—	—
Totals:

$579,021,837	$361,360,670	$(208,469,491)	$76,035,484	$18,645,385	$826,593,885	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

April 30, 2024 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X Silver Miners ETF		Global X Copper Miners ETF		Global X Gold Explorers ETF
Assets:
Cost of Investments	$1,075,171,154		$2,002,882,649		$39,128,517
Cost of Repurchase Agreement	4,049,788		104,560,419		506,112
Cost/(Proceeds) of Foreign Currency	2,873		1,425,396		69
Investments, at Value	$1,031,724,790	*	$2,209,344,131	*	$36,979,478	*
Repurchase Agreement, at Value	4,049,788		104,560,419		506,112
Cash	960,732		8,609,339		50,750
Foreign Currency, at Value	3,115		1,448,220		69
Receivable for Investment Securities Sold	46,031,225		274,398,524		1,906,946
Dividend, Interest, and Securities Lending Income Receivable	550,408		3,992,232		326
Reclaim Receivable	322,074		713,632		2,232
Receivable for Capital Shares Sold	—		14,801,390		—
Total Assets	1,083,642,132		2,617,867,887		39,445,913
Liabilities:
Obligation to Return Securities Lending Collateral	4,049,788		104,560,419		506,112
Payable for Investment Securities Purchased	47,551,252		177,994,181		1,940,792
Payable due to Investment Adviser	549,646		1,128,492		20,078
Unrealized Depreciation on Spot Contracts	14,412		50,268		209
Payable for Capital Shares Redeemed	—		122,574,008		—
Total Liabilities	52,165,098		406,307,368		2,467,191
Net Assets	$1,031,477,034		$2,211,560,519		$36,978,722
Net Assets Consist of:
Paid-in Capital	$1,700,420,328		$2,035,217,529		$109,644,116
Total Distributable Earnings (Accumulated Losses)	(668,943,294)		176,342,990		(72,665,394)
Net Assets	$1,031,477,034		$2,211,560,519		$36,978,722
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	33,547,318		47,819,374		1,362,054
Net Asset Value, Offering and Redemption Price Per Share	$30.75		$46.25		$27.15
*Includes Market Value of Securities on Loan	$4,141,991		$56,795,008		$232,333

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X Uranium ETF
Assets:
Cost of Investments	$1,895,147,552
Cost of Affiliated Investments	686,411,566
Cost of Repurchase Agreement	62,947,411
Cost (Proceeds) of Foreign Currency	7,023
Investments, at Value	$2,325,868,894	*
Affiliated Investments, at Value	826,593,885
Repurchase Agreement, at Value	62,947,411
Cash	4,193,828
Foreign Currency, at Value	6,930
Receivable for Capital Shares Sold	37,602,275
Dividend, Interest, and Securities Lending Income Receivable	1,361,530
Total Assets	3,258,574,753
Liabilities:
Obligation to Return Securities Lending Collateral	74,811,435
Payable for Investment Securities Purchased	37,616,202
Payable due to Investment Adviser	1,772,785
Unrealized Depreciation on Spot Contracts	9,787
Total Liabilities	114,210,209
Net Assets	$3,144,364,544
Net Assets Consist of:
Paid-in Capital	$3,285,242,168
Total Accumulated Losses	(140,877,624)
Net Assets	$3,144,364,544
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	107,821,666
Net Asset Value, Offering and Redemption Price Per Share	$29.16
*Includes Market Value of Securities on Loan	$67,768,013

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Investment Income:
Dividend Income	$4,728,683	$13,283,496	$90,220
Interest Income	22,344	52,835	564
Security Lending Income	157,359	142,027	970
Less: Foreign Taxes Withheld	(677,772)	(1,359,610)	(9,143)
Total Investment Income	4,230,614	12,118,748	82,611
Expenses:
Supervision and Administration Fees(1)	2,842,908	5,026,345	110,973
Custodian Fees(2)	1,210	38,830	9
Total Expenses	2,844,118	5,065,175	110,982
Net Investment Income (Loss)	1,386,496	7,053,573	(28,371)
Net Realized Gain (Loss) on:
Investments(3)	(5,446,483)	91,182,896	(585,135)
Foreign Currency Transactions	(11,248)	273,961	(271)
Net Realized Gain (Loss)	(5,457,731)	91,456,857	(585,406)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	229,993,588	467,362,849	7,113,279
Foreign Currency Translations	2,594	(85,456)	12
Net Change in Unrealized Appreciation (Depreciation)	229,996,182	467,277,393	7,113,291
Net Realized and Unrealized Gain (Loss)	224,538,451	558,734,250	6,527,885
Net Increase in Net Assets Resulting from Operations	$225,924,947	$565,787,823	$6,499,514

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

Global X Uranium ETF
Investment Income:
Dividend Income	$7,137,652
Interest Income	182,334
Security Lending Income	2,093,978
Less: Foreign Taxes Withheld	(977,803)
Total Investment Income	8,436,161
Expenses:
Supervision and Administration Fees(1)	9,289,046
Custodian Fees(2)	306
Total Expenses	9,289,352
Net Investment Loss	(853,191)
Net Realized Gain (Loss) on:
Investments(3)	53,971,760
Affiliated Investments	18,645,385
Foreign Currency Transactions	(856,560)
Net Realized Gain (Loss)	71,760,585
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	210,047,581
Affiliated Investments	76,035,484
Foreign Currency Translations	(33,553)
Net Change in Unrealized Appreciation (Depreciation)	286,049,512
Net Realized and Unrealized Gain (Loss)	357,810,097
Net Increase in Net Assets Resulting from Operations	$356,956,906

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,386,496	$4,828,231	$7,053,573	$33,379,506
Net Realized Gain (Loss)	(5,457,731)	(45,463,390)	91,456,857	111,607,108
Net Change in Unrealized Appreciation (Depreciation)	229,996,182	11,274,037	467,277,393	136,112,448
Net Increase (Decrease) in Net Assets Resulting from Operations	225,924,947	(29,361,122)	565,787,823	281,099,062
Distributions:	(4,498,631)	(3,186,496)	(15,960,994)	(38,138,689)
Capital Share Transactions:
Issued	59,921,954	115,347,129	917,898,376	562,418,276
Redeemed	(73,618,651)	(100,960,271)	(574,096,783)	(802,934,467)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,696,697)	14,386,858	343,801,593	(240,516,191)
Total Increase (Decrease) in Net Assets	207,729,619	(18,160,760)	893,628,422	2,444,182
Net Assets:
Beginning of Year/Period	823,747,415	841,908,175	1,317,932,097	1,315,487,915
End of Year/Period	$1,031,477,034	$823,747,415	$2,211,560,519	$1,317,932,097
Share Transactions:
Issued	2,070,000	4,130,000	22,130,000	14,940,000
Redeemed	(2,750,000)	(3,670,000)	(14,460,000)	(20,570,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(680,000)	460,000	7,670,000	(5,630,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income (Loss)	$(28,371)	$89,872	$(853,191)	$6,919,555
Net Realized Gain (Loss)	(585,406)	(1,035,205)	71,760,585	33,907,790
Net Change in Unrealized Appreciation (Depreciation)	7,113,291	3,981,174	286,049,512	414,864,164
Net Increase in Net Assets Resulting from Operations	6,499,514	3,035,841	356,956,906	455,691,509
Distributions:	—	(292,264)	(145,494,747)	(3,660,937)
Return of Capital:	—	(18,046)	—	—
Capital Share Transactions:
Issued	483,875	2,710,559	902,147,630	510,536,160
Redeemed	(1,935,501)	(2,250,041)	(144,250,831)	(376,090,584)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,451,626)	460,518	757,896,799	134,445,576
Total Increase in Net Assets	5,047,888	3,186,049	969,358,958	586,476,148
Net Assets:
Beginning of Year/Period	31,930,834	28,744,785	2,175,005,586	1,588,529,438
End of Year/Period	$36,978,722	$31,930,834	$3,144,364,544	$2,175,005,586
Share Transactions:
Issued	20,000	110,000	30,720,000	21,870,000
Redeemed	(80,000)	(100,000)	(4,980,000)	(18,040,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	10,000	25,740,000	3,830,000

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2024 (Unaudited)	24.07	0.04	6.78	6.82	(0.14)	—	—
2023	24.93	0.14	(0.91)	(0.77)	(0.09)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
2019	23.20	0.21	7.38	7.59	(0.40)	—	—
Global X Copper Miners ETF
2024 (Unaudited)	32.83	0.17	13.64	13.81	(0.39)	—	—
2023	28.74	0.75	4.24	4.99	(0.90)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.14)	30.75	28.36	1,031,477	0.65	†	0.32	†	6.07
(0.09)	24.07	(3.12)	823,747	0.65		0.52		19.72
(0.48)	24.93	(34.83)	841,908	0.65		0.64		17.72
(0.91)	38.78	(6.43)	1,100,191	0.65		0.96		15.61
(0.55)	42.28	41.40	984,993	0.65		0.90		19.95
(0.40)	30.39	33.08	525,591	0.66		0.80		42.16

(0.39)	46.25	42.32	2,211,561	0.66	†	0.91	†	10.95
(0.90)	32.83	17.07	1,317,932	0.65		2.00		23.73
(1.10)	28.74	(20.38)	1,315,488	0.65		3.31		30.46
(0.48)	37.31	76.80	994,009	0.65		1.71		20.13
(0.13)	21.42	23.45	103,888	0.65		1.26		16.85
(0.70)	17.47	(6.51)	48,021	0.65		1.89		18.77

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Explorers ETF
2024 (Unaudited)	22.45	(0.02)	4.72	4.70	—	—	—
2023	20.36	0.06	2.25	2.31	(0.21)	—	(0.01)
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
2019	18.49	0.04	6.87	6.91	(0.01)	—	—
Global X Uranium ETF
2024 (Unaudited)	26.50	(0.01)	4.35	4.34	(1.68)	—	—
2023	20.30	0.09	6.16	6.25	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	27.15	20.94	36,979	0.65	†	(0.17	)†	5.63
(0.22)	22.45	11.24	31,931	0.65		0.24		19.87
(0.59)	20.36	(30.94)	28,745	0.65		0.63		30.04
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30
(0.44)	33.48	34.03	60,670	0.65		0.20		18.81
(0.01)	25.39	37.40	43,470	0.65		0.19		16.35

(1.68)	29.16	16.78	3,144,365	0.69	†	(0.06	)†	11.32
(0.05)	26.50	30.86	2,175,006	0.69		0.43		20.03
(1.41)	20.30	(20.11)	1,588,529	0.69		1.25		26.47
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01
(0.24)	10.87	1.72	141,609	0.69		2.03		59.21
(0.16)	10.92	(8.42)	187,616	0.71		1.46		23.93

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2024, the Trust had ninety seven portfolios, ninety one of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH or BNY Mellon, as applicable, on the date of such redemption, regardless of the number of Creation Units

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2024	Redemption Fee
Global X Silver Miners ETF	10,000	$250	$307,500	$250
Global X Copper Miners ETF	10,000	300	462,500	300
Global X Gold Explorers ETF	10,000	400	271,500	400
Global X Uranium ETF	10,000	600	291,600	600

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and Custodian of the Global X Uranium ETF’s assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

to shareholders of the Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Global X Silver Miners ETF, Global X Copper Miners ETF and Global X Gold Explorers ETF. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary upon. services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$53,359,188	$55,758,628
Global X Copper Miners ETF	319,211,638	174,806,415
Global X Gold Explorers ETF	1,940,792	1,959,792
Global X Uranium ETF	301,623,658	314,300,842

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Silver Miners ETF	$56,181,016	$68,245,151	$12,010,994
Global X Copper Miners ETF	747,962,410	565,343,067	111,045,663
Global X Gold Explorers ETF	484,351	1,937,405	488,941
Global X Uranium ETF	757,754,778	136,041,556	70,838,537

During the period ended April 30, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2023 and 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2023	$3,186,496	$—	$—	$3,186,496
2022	10,656,479	—	3,107,323	13,763,802
Global X Copper Miners ETF
2023	$38,138,689	$—	$—	$38,138,689
2022	48,850,684	—	—	48,850,684
Global X Gold Explorers ETF
2023	$292,264	$—	$18,046	$310,310
2022	967,622	—	—	967,622
Global X Uranium ETF
2023	$3,660,937	$—	$—	$3,660,937
2022	74,869,077	—	—	74,869,077

As of October 31, 2023, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Undistributed Ordinary Income	$4,498,628	$15,418,184	$—
Capital Loss Carryforwards	(567,822,644)	(97,148,826)	(68,980,498)
Unrealized Depreciation on Investments and Foreign Currency	(327,045,582)	(291,754,778)	(10,184,404)
Other Temporary Differences	(12)	1,581	(6)
Total Accumulated Losses	$(890,369,610)	$(373,483,839)	$(79,164,908)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds
Global X Uranium ETF
Undistributed Ordinary Income	$141,416,179
Capital Loss Carryforwards	(533,820,062)
Unrealized Appreciation on Investments and Foreign Currency	40,064,098
Other Temporary Differences	2
Total Accumulated Losses	$(352,339,783)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$135,128,785	$432,693,859	$567,822,644
Global X Copper Miners ETF	67,986,007	29,162,819	97,148,826
Global X Gold Explorers ETF	15,695,120	53,285,378	68,980,498
Global X Uranium ETF	146,284,604	387,535,458	533,820,062

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$1,079,220,942	$108,929,391	$(152,375,755)	$(43,446,364)
Global X Copper Miners ETF	2,107,443,068	268,619,451	(62,157,969)	206,461,482
Global X Gold Explorers ETF	39,634,629	4,697,460	(6,846,499)	(2,149,039)
Global X Uranium ETF	2,632,642,505	636,716,599	(65,812,937)	570,903,662

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a material impact on the Funds.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY Mellon or BBH, as appropriate, and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising its rights

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Silver Miners ETF	$4,141,991	$3,335,627	$806,364	$—
Global X Copper Miners ETF	56,795,008	56,469,860	325,148	—
Global X Gold Explorers ETF	232,332	232,332	—	—
Global X Uranium ETF	67,768,013	67,768,013	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2024, the cash collateral was invested in repurchase agreements and short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Concluded)

April 30, 2024 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Silver Miners ETF
Repurchase Agreements	$4,049,788	$—	$—	$—	$4,049,788
U.S. Government Securities	—	—	—	806,364	806,364
Total	$4,049,788	$—	$—	$806,364	$4,856,152
Global X Copper Miners ETF
Repurchase Agreements	$104,560,419	$—	$—	$—	$104,560,419
U.S. Government Securities	—	—	—	325,148	325,148
Total	$104,560,419	$—	$—	$325,148	$104,885,567
Global X Gold Explorers ETF
Repurchase Agreements	$506,112	$—	$—	$—	$506,112
Total	$506,112	$—	$—	$—	$506,112
Global X Uranium ETF
Repurchase Agreement	$62,947,411	$—	$—	$—	$62,947,411
Short-Term Investment	11,864,024	—	—	—	11,864,024
Total	$74,811,435	$—	$—	$—	$74,811,435

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 through April 30, 2024.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,283.60	0.65%	$3.69
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,423.20	0.66%	$3.98
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,209.40	0.65%	$3.57
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,167.80	0.69%	$3.72
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Renewal of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•

the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•

Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•

Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•

the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•

the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•

the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•

that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•

the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•

that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Renewal of Investment Advisory Agreement (Unaudited) (Concluded)

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1600

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 8, 2024